Fair value measurement (Details 3) $ in Thousands			12 Months Ended				24 Months Ended
	Nov. 01, 2019	Sep. 21, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)
Investment securities
Cost Basis			¥ 18,078,773,000	¥ 18,329,057,000			¥ 18,329,057,000
Gross Unrealized Gains			24,002,167,000	5,008,610,000			5,008,610,000
Gross Unrealized Losses			(2,995,790,000)	(1,920,563,000)			(1,920,563,000)
Fair Value			39,085,150,000	21,417,104,000			21,417,104,000	$ 5,990,061
Others, net
Investment securities
Impairment of investments			201,646,000	1,612,139,000	¥ 593,138,000
China Unicom
Investment securities
Gross Unrealized Losses			(1,734,993,000)	(688,141,000)			(688,141,000)
Total consideration for the investment						¥ 5,000,000,000
Vipshop
Investment securities
Gross Unrealized Gains			5,349,265,000	1,077,422,000			1,077,422,000
Total consideration for the investment						2,794,547,000	1,121,792,000
Farfetch
Investment securities
Gross Unrealized Gains			8,519,601,000	159,589,000			159,589,000
Total consideration for the investment		¥ 186,155,000	¥ 75,404,000			¥ 2,713,285,000
Percentage of disposal			44.20%
ESR cayman limited
Investment securities
Gross Unrealized Gains			¥ 3,267,484,000	1,777,252,000			1,777,252,000
Total consideration for the investment					1,952,325,000
Percentage of disposal	3.40%		8.00%
Significant Other Observable Inputs (Level 2)
Investment securities
Unsecured senior notes			¥ 14,008,251,000	7,195,427,000			7,195,427,000
Fair value of held to maturity debt securities			17,470,000,000	0			0
Significant Unobservable Inputs (Level 3) | Nonrecurring basis | Others, net
Investment securities
Impairment of investments			201,646,000	1,612,139,000	¥ 593,138,000
Bank Time Deposits [Member] | Significant Other Observable Inputs (Level 2)
Investment securities
Time deposits			36,472,769,000	11,189,560,000			11,189,560,000
Bank Time Deposits [Member] | Significant Other Observable Inputs (Level 2) | Other Noncurrent Assets [Member]
Investment securities
Investment in time deposit with maturity of more than one year			¥ 5,073,466,000	¥ 0			¥ 0